Leases -Summary of Supplemental cash flow information (Detail) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
Cash payments for operating leases	¥ 2,631	$ 378
ROU assets obtained in exchange for operating lease liabilities	¥ 3,896	$ 560